Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Due from related parties	CAD 184	CAD 224
Due to related parties	CAD (132)	CAD (227)